Cost of Sale (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Cost of Sale [Line Items]
Cost of sale	RM 106,719,511	$ 26,279,122	RM 84,102,118	RM 130,201,026
Cost of sales liquidated			959,666
Related Party [Member]
Cost of Sale [Line Items]
Cost of sale	RM 25,590,070	$ 6,301,421	RM 4,973,983